INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal
Current		$ 570,854	$ 0
Deferred		(513,464)	(625,111)
Change in valuation allowance		513,464	625,111
Income tax provision	$ 27,118	570,854
Net operating loss carryover		$ 0	$ 194,000